Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ft² Sublease	Apr. 01, 2022 ft²	Mar. 31, 2022 ft²
Leases [Line Items]
Restricted cash	$ 1,780	$ 1,780
Long-term deferred rent	$ 0	6,399
Deferred rent, current portion		555
Property sublease, description	The Company has a sublease, as amended, for up to approximately 69,000 square feet of office and laboratory space in Cambridge, Massachusetts. The sublease is subject and subordinate to a prime lease between the sublandlord and the prime landlord. The term of the sublease commenced in June 2018 and expires in February 2028. The sublandlord has the right to terminate the sublease after five years.
Sublease termination period	5 years
Sublease expiration period	2028-02
Sublease commencement period	2018-06
Rent expense		6,200
Sub Sublease [Member]
Leases [Line Items]
Square feet of property subject to sublease | ft²				27,000	26,114	13,643
Number of Sub-sublease | Sublease				2
Rental payments receivable	$ 3,600
Other income from sub-sublease	3,100	$ 3,500
Office and Lab Sublease [Member] | Letter of Credit [Member]
Leases [Line Items]
Restricted cash	$ 1,800
Office and Lab Sublease [Member] | Paid By Sublandlord [Member]
Leases [Line Items]
Payments for tenant improvements			$ 5,200